[CLIFFORD CHANCE LETTERHEAD]

April 15, 2008

Keith A. O’Connell
Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, D.C. 20549

Re:    ALPS ETF Trust (the ‘‘Fund’’) (File Nos. 333-148826; 811-22175)

Dear Mr. O’Connell:

I enclose Pre-Effective Amendment No. 1 to the Fund’s registration statement on Form N-1A, to be filed via EDGAR on or about the date hereof.

If you have any questions, please feel free to contact me at (212) 878-3412. Thank you.

Best regards,

/s/ Jeremy Senderowicz
Jeremy Senderowicz